Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Share-Based Compensation Expense

The following table summarizes the share-based compensation expense (in thousands):

	Year Ended December 31,
	2017	2016	2015
Numerator:
Pre-tax expense	$7,295	$10,202	$7,895
Tax effect	(2,838)	(3,846)	(3,000)
After tax expense	$4,457	$6,356	$4,895
Denominator:
Denominator for basic shares—Weighted average shares	36,729	36,580	37,457
Denominator for diluted shares—Adjusted weighted average shares and the effect of dilutive securities	36,729	36,918	37,457
Net expense per share:
Net expense per share—basic	$0.12	$0.17	$0.13
Net expense per share—diluted	$0.12	$0.17	$0.13

Schedule of Intrinsic Value of Options Outstanding, Exercisable and Exercised

	As of December 31,		Year ended December 31,
	Outstanding	Exercisable	Exercised
2016	$-	$-	$535
2015	1,253	1,253	902

	As of December 31,	Year ended December 31,
	Outstanding	Vested
2017	$12,165	$4,439
2016	29,056	4,705
2015	34,981	8,159

Schedule of Stock Options

The following table summarizes the transactions, excluding restricted stock, under the Company’s equity compensation plans for the last three years:

		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	2017	Price	2016	Price	2015	Price
Options outstanding—January 1	229,533	$36.42	448,687	$33.31	727,378	$33.81
Granted	-	-	-	-	-	-
Exercised	-	-	(82,228)	24.94	(77,918)	24.11
Cancelled	-	-	(35,988)	38.69	(200,773)	38.71
Expired	(74,807)	31.14	(100,938)	31.13	-	-
Options outstanding—December 31	154,726	$38.97	229,533	$36.42	448,687	$33.31
Number of options exercisable	154,726	$38.97	229,533	$36.42	195,402	$26.11

Schedule of Proceeds Related to Option Exercises and Related Tax Benefits

The following table summarizes proceeds related to option exercises and related tax benefits for the years ended December 31, 2016 and 2015 (in thousands). In 2017, there were no options exercised.

	Years Ended December 31,
	2016	2015
Proceeds from options exercised	$2,097	$1,939
Tax Benefit	199	340

Schedule of Outstanding and Exercisable Options Granted

The following table summarizes outstanding and exercisable options granted under the Company’s equity compensation plans as of December 31, 2017:

		Remaining
		Contractual
Exercise Prices	Outstanding	Life (Years)	Exercisable
35.01-40.00	149,188	4.4	149,188
45.01-50.00	5,538	6.0	5,538
Total	154,726		154,726

Schedule of Restricted Stock and RSU Grants and Changes

The following table summarizes restricted stock and RSU transactions for the last three years.

		Weighted		Weighted		Weighted
		Average		Average		Average
		Grant Date		Grant Date		Grant Date
Restricted Stock and RSUs	2017	Fair Value	2016	Fair Value	2015	Fair Value
Nonvested—January 1	1,390,242	$28.88	1,076,000	$36.13	1,089,374	$31.23
Granted	623,207	13.29	830,601	24.34	624,789	36.79
Vested	(307,517)	30.67	(196,394)	37.32	(212,537)	33.94
Cancelled	(393,665)	25.07	(319,965)	36.31	(425,626)	34.58
Nonvested—December 31	1,312,267	$22.03	1,390,242	$28.88	1,076,000	$36.13